DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP Plan
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES	DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES
General - The Amended and Restated Employee Stock Purchase Plan of Columbia Banking System, Inc. (as amended, the "Plan") is intended to provide eligible employees of Columbia Banking System, Inc. (the "Company") who wish to become shareholders of the Company a convenient method of doing so. The Plan covers substantially all employees of the Company who are employed by the Company on any given enrollment date.

Accounting Principles - The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

Plan Administration - The administrator of the Plan (the "Plan Administrator") is the Compensation Committee of the Board of Directors of the Company or other persons acting in this capacity pursuant to a delegation of authority from the Compensation Committee. The Plan is intended to meet the qualification standards of Section 423 of the Internal Revenue Code of 1986, pursuant to which the Plan is not subject to taxation. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974.

Contributions - Plan participants ("Participants") may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s no par value common stock ("Shares"). Participants can elect the amount of the payroll deduction as either a percentage of their compensation or a flat dollar amount per payroll date. Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times.

Share Purchases - The Plan allows Participants to purchase Shares at 90% of the closing price reported on the exchange where the Shares are traded ("Fair Market Value") on either the first or last trading day of each six-month offering period, whichever is lower. The Plan operates with consecutive offering periods commencing on the first trading day on or after January 1st and ending on June 30th, and with the second offering period commencing on the first trading day on or after July 1st and ending on December 31st. Shares are recorded as purchased on the settlement date, in the subsequent offering period, and are distributed to each Participant’s account by the stock transfer agent.

Participants purchased 157,517 Shares through the Plan during the year ended December 31, 2025, at an average price of $19.47 per Share. In 2024, the Plan had a single offering period from July 1st to December 31st, with no Shares purchased during 2024. In 2023, Participants purchased 58,440 Shares through the Plan, following the closing of the January 1st to June 30th 2023, offering period (unaudited). Effective May 2024, the Plan was amended to increase the authorized Shares available for purchase to 877,206. Under the Plan, there were 719,689 Shares reserved for future issuance as of December 31, 2025.

Withdrawals - If a Participant elects to withdraw from the Plan at any time prior to the first day of the last calendar month of a six-month offering period, or if a Participant’s employment has been terminated at any time, the Plan refunds any amounts withheld during that period back to the Participant. All such amounts are included in participant contributions, net of withdrawals on the Statements of Changes in Net Assets Available for Benefits.

A Participant's accumulated payroll deductions will be used to purchase the maximum allowable number of whole Shares that can be purchased with the amounts in the Participant's notional account. Excess Participant contributions for Participants purchasing the maximum number of Shares with contributions from an offering period will be refunded to the Participants in the following offering period. For Participants purchasing less than the maximum allowable number of Shares with contributions from an offering period, the excess contributions will be carried forward to the next offering period and aggregated with future contributions for the purpose of purchasing Shares.
Payable to Purchase Shares - Payable to purchase Shares primarily represents cash contributed to the Plan in the last offering period of a calendar year that was used to purchase Shares in the first offering period of the next calendar year. Participants purchased 69,563 Shares through the Plan in January 2026 for $1,531,777 at an average price of $22.02 per Share, related to contributions from the last offering period of 2025. Participants purchased 77,523 Shares through the Plan in January 2025 for $1,383,786 related to contributions from the last offering period of 2024. Payable to purchase Shares also includes excess contributions from Participants who purchased less than the maximum number of Shares with contributions from a previous offering period. These excess contributions were carried forward to the next offering period and will be aggregated with future contributions for the purpose of purchasing Shares.

Payable to Participants - Payable to participants represents cash in Participant accounts that was contributed to the Plan in amounts greater than the cost of the maximum number of Shares allowed to be purchased during the year. All such amounts will be refunded to Participants from the Plan in the following offering period and are therefore not included in Net Assets Available for Benefits in the accompanying financial statements.

Limitations - Participants are prohibited from purchasing Shares with an aggregate Fair Market Value in excess of $25,000 in any calendar year. Employees owning equity securities of the Company, including rights, options, warrants, or other securities convertible into Shares upon exercise, representing 5% or more of the total combined voting power or value of all classes of the Company's stock are not permitted to purchase Shares under the Plan.

Administrative Expenses - All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.

Termination - Although it has not expressed any intention to do so, the Company has the right to terminate the Plan at any time. In the event of a dissolution, merger, or acquisition of the Company, the Company may permit a Participant to purchase Shares to the extent of accumulated payroll deduction funds in the Participant’s account. In the event of a termination of the Plan, the assets will be returned to the Participants.